Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	RoyaLand Co Ltd.
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001924064
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-273097
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street, Hamilton
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Title of 12(g) Security	Class B Common Shares, $0.0002 par value per share
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5854
Auditor Name	TAAD LLP
Auditor Location	Diamond Bar, CA
Business Contact
Document Information Line Items
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street, Hamilton
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Contact Personnel Name	Emanuele Filiberto di Savoia
City Area Code	+1 441
Local Phone Number	295 1422
Class A Common Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,400,000
Class B Common Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,475,000